Consolidated Statements of Income (Loss) (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average shares outstanding - basic	1,360,268,402	1,052,606,000	807,709,278
Income (loss) per share - basic	R$ (1.49)	R$ (2.96)	R$ 0.62
Weighted average shares outstanding - diluted	1,360,268,402	1,052,606,000	807,709,278
Income (loss) per share - diluted	R$ (1.49)	R$ (2.96)	R$ 0.62
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Weighted average shares outstanding - basic	1,360,268,402	1,052,606,000	807,929,481
Income (loss) per share - basic		R$ (0.05)	R$ (0.10)
Weighted average shares outstanding - diluted	1,360,268,402	1,052,606,000	807,929,481
Income (loss) per share - diluted		R$ (0.05)	R$ (0.10)